Cover	Jan. 29, 2024
Cover [Abstract]
Entity Registrant Name	Healthcare Business Resources Inc.
Entity Central Index Key	0001796949
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 29, 2024
Entity Ex Transition Period	false
Entity File Number	000-56214
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	84-3639946
Entity Address Address Line 1	1983 N Berra Blvd
Entity Address City Or Town	Tooele
Entity Address State Or Province	UT
Entity Address Postal Zip Code	84074
City Area Code	435
Local Phone Number	830-6979
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false